UBS Securities Trust
                               51 West 52nd Street
                          New York, New York 10019-6114



                                February 6, 2003



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS Securities Trust (the "Company")
                  File Nos. 333-94065 and 811-09745

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of statement of additional information dated January 28, 2003 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 3 to the Company's registration statement on Form N-1A, which is the most recent amendment filed with the Commission; and

         (b) the text of Post-Effective Amendment No. 3 was filed electronically with the Commission on January 28, 2003.

         If you have any questions regarding the foregoing, please call Todd Lebo at (212) 882-5961 or the undersigned at (212) 882-5572.

                                   Sincerely,



                                   By: /s/ David M. Goldenberg
                                       -----------------------------
                                       David M. Goldenberg
                                       Vice President and Assistant Secretary